International Operations (Tables)	12 Months Ended
Dec. 31, 2013
Segments, Geographical Areas [Abstract]
Foreign Revenue, Income before Income Taxes, Net Income and Assets from Foreign Operations
Total assets, total revenue, income before income taxes and net income of our international operations are shown in the table below.

International operations		International				Total International	Total Domestic
(in millions)		EMEA		APAC	Other			Total
2013
	Total assets at period end (a)	$70,046	(b)	$20,498	$1,808	$92,352	$281,958	$374,310
	Total revenue	3,821	(b)	936	738	5,495	9,488	14,983
	Income before income taxes	1,015		493	414	1,922	1,790	3,712
	Net income	822		399	335	1,556	636	2,192
2012
	Total assets at period end (a)	$78,912	(b)	$18,064	$1,816	$98,792	$260,198	$358,990
	Total revenue	3,727	(b)	902	646	5,275	9,280	14,555
	Income before income taxes	936		429	326	1,691	1,611	3,302
	Net income	761		349	265	1,375	1,148	2,523
2011
	Total assets at period end (a)	$61,115	(b)	$13,030	$1,694	$75,839	$249,427	$325,266
	Total revenue	3,780	(b)	842	769	5,391	9,339	14,730
	Income before income taxes	1,135		426	350	1,911	1,706	3,617
	Net income	867		325	267	1,459	1,110	2,569

(a)	Total assets include long-lived assets, which are not considered by management to be significant in relation to total assets. Long-lived assets are primarily located in the United States.

(b)
Includes revenue of approximately $2.3 billion, $2.3 billion and $2.2 billion and assets of approximately $36.4 billion, $40.0 billion and $28.3 billion in 2013, 2012, and 2011, respectively, of international operations domiciled in the UK, which is 15%, 16% and 15% of total revenue and 10%, 11%, and 9% of total assets, respectively.